Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Finite Lived Intangible Assets Future Amortization
Schedule of Finite Lived Intangible Assets Future Amortization Expense
						Amortization Schedule
	Balance as of December 31, 2012	Amortization for the year ended December 31, 2013	Balance as of December 31, 2013	2014	2015	2016	2017	2018

Trade names	$ 4,635	$877	$3,758	$877	$877	$877	$877	$250
Software	2,984	567	2,417	566	566	566	566	153
Total Intangible Assets, net	$ 7,619	$1,444	$6,175	$ 1,443	$ 1,443	$ 1,443	$ 1,443	$ 403